Note 7 - Income Tax (Details Textual) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2017
Statement Line Items [Line Items]
After tax effect of expense not deductible in determining profit (loss)	$ 59.0
Deferred tax expense (income) relating to origination and reversal of temporary differences		$ (45.0)
ARGENTINA
Statement Line Items [Line Items]
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes			$ (46.0)
UNITED STATES
Statement Line Items [Line Items]
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes			$ (15.2)